DFA Intermediate-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
INVESTMENT OBJECTIVE
The investment objective of the DFA Intermediate-Term Extended Quality Portfolio (the “Intermediate-Term Extended Quality Portfolio”) is to maximize total returns from the universe of debt securities in which the Portfolio invests. Total return is comprised of income and capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the Intermediate-Term Extended Quality Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	DFA Intermediate-Term Extended Quality Portfolio Institutional Class Shares
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DFA Intermediate-Term Extended Quality Portfolio Institutional Class Shares
Management Fee		0.20%
Other Expenses		0.04%
Total Annual Fund Operating Expenses		0.24%
Fee Waiver and/or Expense Reimbursement or (Recovery)	[1]	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)		0.22%
[1]	The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the Intermediate-Term Extended Quality Portfolio. The Fee Waiver and Expense Assumption Agreement for the Intermediate-Term Extended Quality Portfolio will remain in effect through February 28, 2014, and may not be terminated by the Advisor prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Example
This Example is meant to help you compare the cost of investing in the Intermediate-Term Extended Quality Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
DFA Intermediate-Term Extended Quality Portfolio Institutional Class Shares	23	75	133	304

Portfolio Turnover
The Intermediate-Term Extended Quality Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, will affect the Intermediate-Term Extended Quality Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 8% of the average value of its investment portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Dimensional Fund Advisors LP (the "Advisor") believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing.

In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely defined maturity ranges and credit quality characteristics. The Advisor will then seek to purchase a broad portfolio of securities from this eligible subset. The Advisor also places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Intermediate-Term Extended Quality Portfolio seeks to maximize total returns from a universe of U.S. and foreign corporate debt securities with an investment grade credit rating. The Intermediate-Term Extended Quality Portfolio invests with an emphasis on a universe of U.S. and foreign corporate debt securities the Advisor considers to be of extended quality as they are rated in the lower half of the investment grade spectrum (i.e., rated BBB- to A+ by Standard & Poor's Rating Group ("S&P") or Fitch Ratings Ltd. ("Fitch") or Baa3 to A1 by Moody's Investor's Service, Inc. ("Moody's")). The Portfolio will not emphasize investments in the lower half of the investment grade spectrum, however, when the Advisor believes the credit risk premium does not warrant the investment. The Portfolio will also invest in higher-rated corporate debt securities, obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, repurchase agreements, obligations of other domestic and foreign issuers having investment grade ratings, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers that are located in developed countries.

The Intermediate-Term Extended Quality Portfolio primarily invests in securities that mature within three to fifteen years from the date of settlement and maintains an average dollar-weighted portfolio duration of between three and ten years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities considered to be investment grade quality.

The Intermediate-Term Extended Quality Portfolio's investments may include foreign securities denominated in foreign currencies. The Portfolio intends to hedge foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency rates. The Portfolio may enter into foreign forward currency contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio's total return. The Portfolio also may use derivatives, such as futures contracts and options on futures contracts, for non-hedging purposes as a substitute for direct investment or to allow the Portfolio to remain fully invested while maintaining the liquidity required to pay redemptions.

The Intermediate-Term Extended Quality Portfolio may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies. The Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies ("banking industry securities") when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. See the section entitled "Investments in the Banking Industry" in the Portfolio's prospectus for additional information.

The Intermediate-Term Extended Quality Portfolio may lend its portfolio securities to generate additional income.
PRINCIPAL RISKS
Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the Intermediate-Term Extended Quality Portfolio, which owns the securities, to rise or fall. Because the value of your investment in the Intermediate-Term Extended Quality Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Intermediate-Term Extended Quality Portfolio will hedge foreign currency risk.

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity's debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income securities prices fall. When interest rates fall, fixed income securities prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer's credit rating or a perceived change in an issuer's financial strength may affect a security's value, and thus, impact the Intermediate-Term Extended Quality Portfolio's performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest. Credit risk is greater for fixed income securities with ratings below investment grade (BB or below by S&P or Ba or below by Moody's). Fixed income securities that are below investment grade involve high credit risk and are considered speculative. Below investment grade fixed income securities may also fluctuate in value more than higher quality fixed income securities and, during periods of market volatility, may be more difficult to sell at the time and price the Portfolio desires.

Income Risk: Income risk is the risk that falling interest rates will cause the Intermediate-Term Extended Quality Portfolio's income to decline.

Risks of Banking Concentration: Focus on the banking industry would link the performance of the Intermediate-Term Extended Quality Portfolio to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank's borrowers and the borrowers' failure to repay their loans can adversely affect the bank's financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Intermediate-Term Extended Quality Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested. Additional risks are associated with the use of credit default swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement).

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Intermediate-Term Extended Quality Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the Intermediate-Term Extended Quality Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Intermediate-Term Extended Quality Portfolio’s performance from year to year. The table illustrates how annualized one year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The Intermediate-Term Extended Quality Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the Intermediate-Term Extended Quality Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Intermediate-Term Extended Quality Portfolio Institutional Class Shares Total Returns (%)

January 2011-December 2012
Highest Quarter	Lowest Quarter
4.82 (7/11-9/11)	0.53 (1/11-3/11)

Periods ending December 31, 2012 Annualized Returns (%)
Average Annual Total Returns DFA Intermediate-Term Extended Quality Portfolio	One Year	Since Inception	Inception Date
Institutional Class Shares	8.27%	6.98%	Jul. 20, 2010
Institutional Class Shares Return After Taxes on Distributions	7.19%	5.91%	Jul. 20, 2010
Institutional Class Shares Return After Taxes on Distributions and Sale of Portfolio Shares	5.37%	5.33%	Jul. 20, 2010
Barclays Capital U.S. Credit Bond Index (reflects no deduction for fees, expenses or taxes)	9.39%	7.92%